VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005
ABIGAIL J. MURRAY
312-609-7796 amurray@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC • LONDON

November 4, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (the “Registrant”)

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is a preliminary proxy statement and form of proxy for the Annual Meeting of Shareholders to be held December 16, 2011. Accordingly, it is intended that definitive proxy materials will be sent on or about November 21, 2011. Please call the undersigned at (312) 609-7796 with any questions or comments regarding this filing.

Sincerely,

/s/ Abigail J. Murray